UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-3906
                                            --------

               PC&J Performance Fund
               ---------------------
     (Exact name of registrant as specified in charter)

     120 West Third Street, Suite 300, Dayton, Ohio  45402-1819
     ----------------------------------------------------------
     (Address of principal executive offices)
(Zip code)

     PC&J Service Corp., 120 West Third Street, Suite 300, Dayton, Ohio
     ------------------------------------------------------------------
45402-1819
     -----
     (Name and address of agent for service)

Registrant's telephone number, including area code:     937-223-0600
                                                        ------------

Date of fiscal year end:     December 31
                             -----------

Date of reporting period:       September 30, 2007
                         -------------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ( 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information
under the clearance requirements of 44 U.S.C.   3507.








ITEM 1.  SCHEDULE OF INVESTMENTS.

PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS
September 30, 2007
(UNAUDITED)




Number                                                             Percent
Of                                                      Market      of Net
Shares                       Security                    Value      Assets
>

               COMMON STOCKS AND
               EXCHANGE TRADED FUNDS

Industrials
7000           BE Aerospace Inc (1)                   $   290,710
5000           Boeing Co                                  524,950
7000           CNH Global N V                             425,180
14000          General Electric Co                        579,600
8000           Honeywell Intl Inc                         475,760
6000           Jacobs Engr Group Inc (1)                  453,480
8000           Manitowoc Inc                              354,240
8000           Omega Navigation Enterprises               159,440
7000           United Technologies Corp                   563,360

                                                        3,826,720     14.2%
                                                      -----------

Technology
5000           Apple Inc (1)                              767,350
2000           Avnet Inc (1)                               79,720
14000          Cisco Sys Inc (1)                          463,819
3000           Commscope Inc (1)                          150,720
4000           Computer Sciences Corp (1)                 223,600
11000          EMC Corp (1)                               228,800
7000           EBay Inc (1)                               273,140
6000           Flir Systems Inc (1)                       332,340
700            Google Inc Cl A (1)                        397,089
11000          Hewlett Packard Co                         547,690
5300           International Business Machines            624,340
16000          Microsoft Corp                             471,360
2000           Nvidia Corp (1)                             72,480
16000          Oracle Corp (1)                            346,400
900            Research In Motion Ltd (1)                  88,695
2000           Varian Semiconductor (1)                   160,560

                                                        5,228,103     19.4%

Telecom-
munications
6500           AT&T Inc                                   275,015
2000           Nokia Corp                                  75,860

                                                          350,875      1.3%

Healthcare
2500           Alcon Inc                                  359,800
9000           Baxter Intl Inc                            506,520
5000           Biogen Idec Inc (1)                        331,650
4000           CIGNA Corp                                 213,160
3000           Express Scripts Inc (1)                    167,460
7000           Gilead Sciences Inc (1)                    286,090
2000           Johnson & Johnson                          131,400
5000           Kinetic Concepts Inc (1)                   281,400
11000          Schering Plough Corp                       347,930
7000           St Jude Med Inc (1)                        308,490
5000           Stryker Corp                               343,800
2000           Zimmer Hldgs Inc (1)                       161,980

                                                        3,439,680     12.8%

Consumer
Staple
6000           Altria Group Inc                           417,180
4000           Colgate Palmolive Co                       285,280
4000           Pepsico Inc                                293,040
5000           Procter & Gamble Co                        351,700

                                                        1,347,200      5.0%

Consumer
Discretionary
9000           Devry Inc                                  333,090
6000           Disney Walt Co                             206,340
6000           Gamestop Corp (1)                          338,100
7000           LKQ Corp (1)                               243,670
7000           McDonalds Corp                             381,290
5000           Priceline Com Inc (1)                      443,750
4000           Target Corp                                254,280
5000           Warnaco Group Inc (1)                      195,350

                                                        2,395,870      8.9%

Financial
Services
8600           American Express Co                        510,582
4534           American Intl Group Inc                    306,725
12000          Annaly Mtg Mgmt Inc                        191,160
6000           Aon Corp                                   268,860
9000           Citigroup Inc                              420,030
3400           Franklin Res Inc                           433,500
2500           Hartford Financial Services Group          231,375
4000           JP Morgan Chase & Co Inc                   183,280
3000           Janus Cap Group Inc                         84,840
13000          MFA Mortgage                               104,650
3000           Merrill Lynch & Co Inc                     213,840
4000           Metlife Inc                                278,920
2500           Prudential Finl Inc                        243,950
2000           Wells Fargo & Co                            71,240

                                                        3,542,952     13.1%

Materials
6000           Monsanto Co                                514,440
4300           Potash Corp Sask Inc                       454,510
2000           Southern Copper Corp                       247,660

                                                        1,216,610      4.5%

Energy
3200           Core Laboratories N V (1)                  407,648
5000           Exxon Mobil Corp                           462,800
6800           McDermott Intl Inc (1)                     367,744
4000           Oil Service Holders Trust (2)              767,000
10000          SPDR Energy (2)                            748,000
4000           Schlumberger Ltd                           420,000

                                                        3,173,192     11.8%

Utilities
4500           SPDR Utilities (2)                         179,100      0.7%

Diversified
Indexed
 Trusts
9500           iShares MSCI EAFE Index (2)                784,605
8000           iShares Tr Russell 1000 Growth (2)         493,840
4000           iShares Tr Russell Mid-Cap Grwth(2)        464,400

                                                        1,742,845      6.5%

               TOTAL COMMON STOCKS AND
               EXCHANGE TRADED FUNDS                   26,443,147     98.2%
               (Cost $18,136,542)


               INVESTMENT COMPANIES

26662          First American Treasury Oblig Fund          26,662
400000         Federated Prime Obligations Fund           400,000


               TOTAL INVESTMENT COMPANIES
               (Cost $426,662)                            426,662      1.6%



               TOTAL INVESTMENTS                       26,869,809     99.8%
               (Cost $18,563,204) (3)

               OTHER ASSETS AND LIABILITIES                51,564      0.2%

               NET ASSETS                             $26,921,373    100.0%


               (1) Non-income producing security
               (2) Exchange Traded Funds, or
               baskets of stocks giving exposure to
               certain market segments.
               (3) Represents cost for federal
               income tax and book purposes and
               differs from market value by net
               unrealized appreciation. (See Note A)

NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2007
(UNAUDITED)


A.  INVESTMENT  TRANSACTIONS
Securities purchased and sold (excluding short-term obligations and long-term U.S. Government securities) for the quarter ended September 30, 2007, aggregated $4,314,723 and $5,963,208, respectively.
At September 30, 2007, gross unrealized appreciation on investments was $8,406,272 and gross unrealized depreciation on investments was $99,667 for a net unrealized appreciation of $8,306,605 for financial reporting and federal income tax purposes.


ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of November 14, 2007, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     PC&J Performance Fund
                 ---------------------

By:
November 27, 2007
-----------------
/s/________________________________________________
-----------------
Date          Kathleen Carlson, Treasurer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
November 27, 2007
-----------------
/s/________________________________________________
-----------------
Date          James M. Johnson, President

By:
November 27, 2007
-----------------
/s/________________________________________________
-----------------
Date          Kathleen Carlson, Treasurer